UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2001.

(Please read instructions before preparing form.)

If amended report check here: [ ]

Christopher Knowlton
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Knowlton Brothers, Inc. 530 Fifth Avenue New York, NY 10036
--------------------------------------------------------------------------------
Business Address  (Street)          (City)           (State)           (Zip)

Christopher Knowlton 212/764-3602
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 10th day of August, 2001.


                                    CHRISTOPHER KNOWLTON
                                    (Name of Institutional Investment Manager)


                                    /s/ Christopher Knowlton
                                    --------------------------------------------
                                    (Manual Signature of Person Duly
                                    Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                                         13F File No.:
-----                                                         -------------

                         Christopher Knowlton - Form 13F

     In accordance with General Instruction B to Form 13F, the information required to be contained in this Form 13F is being reported on behalf of Christopher Knowlton by Knowlton Brothers, Inc.

                                                           Investment Discretion                                Voting Authority
                                                           ---------------------                                ----------------
                                                                                         Shared
Issuer                          Class       CUSIP           Value       Position  Sole  Instr.V   Shared    Managers    Sole  Shared
------                          -----       -----           -----       --------  ----  -------   ------    --------    ----  ------

AES Corp.                       COM        00130H105       4772996.55    110871                       X     1, 2, 3             X

AES Corp.                       COM        00130H105          1119300     26000                       X     1, 2, 3, 4          X

Alloy Online                    COM         19855105          3367143    235300                       X     1, 2, 3             X

Altera Corp.                    COM         21441100          1197700     41300                       X     1, 2, 3             X

Altera Corp.                    COM         21441100           643800     22200                       X     1, 2, 3, 4          X

Altera Corp.                    COM         21441100           530700     18300                       X     1, 2, 3             X

American Superconductor         COM         30111108           159960      6200                       X     1, 2, 3             X

AT&T Liberty Media              COM          1957208          1687785     96500                       X     1, 2, 3, 4          X

AT&T Liberty Media              COM          1957208           808038     46200                       X     1, 2, 3             X

Analog Devices.                 COM         32654105           376275      8700                       X     1, 2, 3             X

Attunity Limited                COM        M15332105           135980     52300                       X     1, 2, 3, 4          X

Biosite Diagnostic              COM         90945106           224000      5000                       X     1, 2, 3, 4          X

Celgene                         COM        151020104           923200     32000                       X     1, 2, 3, 4          X

Celgene                         COM        151020104           553920     19200                       X     1, 2, 3             X

Cell Genesys                    COM        150921104           313650     15300                       X     1, 2, 3             X

Cognex Corp.                    COM        192422103          5260260    175342                       X     1, 2, 3             X

Cognex Corp.                    COM        192422103           429000     14300                       X     1, 2, 3             X

Cognex Corp.                    COM        192422103          1188000     39600                       X     1, 2, 3, 4          X

EMC                             COM        268648102           368550     12600                       X     1, 2, 3, 4          X

Eclipsys                        COM        278856109       7169884.02    301509                       X     1, 2, 3             X

Eclipsys                        COM        278856109          1781122    74,900                       X     1, 2, 3, 4          X

Eclipsys                        COM        278856109           375724     15800                       X     1, 2, 3             X

Elan                            COM        284131208           494100      8100                       X     1, 2, 3             X

E-Trade Group                   COM        269248104           484821     52300                       X     1, 2, 3, 4          X

Geron                           COM        374163103           243600     17400                       X     1, 2, 3             X

Genzyme Corp Gen. Div           COM        372917104          2196000     36000                       X     1, 2, 3             X

Genzyme Corp Gen. Div           COM        372917104          1098000     18000                       X     1, 2, 3, 4          X

Gentex                          COM        371901109       1590485.16     57068                       X     1, 2, 3             X

Gentex                          COM        371901109           156072      5600                       X     1,  2, 3            X

Hollis Eden                     COM        435902101          1964250    291000                       X     1, 2, 3             X

HNC Software                    COM        40425P107        4606200.9    219030                       X     1, 2, 3,            X

HNC Software                    COM        40425P107           534162     25400                       X     1, 2, 3, 4          X

HNC Software                    COM        40425P107           172446      8200                       X     1, 2, 3             X

Idexx Laboratories Corp.        COM         4518d104          1896875     60700                       X     1, 2, 3, 4          X

Impath                          COM        45255G101        4689642.3    105861                       X     1, 2, 3             X

Impath                          COM        45255G101           881570     19900                       X     1, 2, 3, 4          X

Impath                          COM        45355G101           447430     10100                       X     1, 2, 3             X

Information Architects          COM        45669R107           120456     95600                       X     1, 2, 3, 4          X

Innoveda                        COM        45769F102           782080    305500                       X     1, 2, 3             X

Jabil Circuit                   COM        466313103          1172680     38000                       X     1, 2, 3, 4          X

Jabil Circuit                   COM        466313103           478330     15500                       X     1, 2, 3             X

Maxwell Shoe                    COM        577766108          1688100     99300                       X     1, 2, 3             X

Mercury Computer                COM        589378108           154350      3500                       X     1, 2, 3             X

Micron Technology               COM        595112103           912420     22200                       X     1, 2, 3, 4          X

MRV Communications Inc.         COM        553477100       1113856.15    119129                       X     1, 2, 3             X

MRV Communications Inc.         COM        553477100           422620     45200                       X     1, 2, 3             X

MRV Communications Inc.         COM        553477100           978010    104600                       X     1, 2, 3, 4          X

Napro Biotherapeutics Inc.      COM        630795102           114240     11200                       X     1, 2, 3             X

Network Associates              COM        640938106        9954123.6    799528                       X     1, 2, 3             X

Network Associates              COM        640938106        2737132.5    219850                       X     1, 2, 3, 4          X

Network Associates              COM        640938106           880215     70700                       X     1, 2, 3             X

Novellus Systems                COM        670008101          1328886     23400                       X     1, 2, 3             X

Novellus Systems                COM        670008101           295308      5200                       X     1, 2, 3, 4          X

Novellus Systems                COM        670008101           352098      6200                       X     1, 2, 3             X

Oak Technology                  COM        671802106       2398190.22    226458                       X     1, 2, 3             X

Parametric Technology Corp.     COM        699173100       5135687.03    367097                       X     1, 2, 3             X

Parametric Technology Corp.     COM        699173100          1734760    124000                       X     1, 2, 3, 4          X

Pinnacle Systems Inc.           COM       7234811070       2967155.95    490439                       X     1, 2, 3             X

PRI Automation                  COM        69357H106           492898     26600                       X     1, 2, 3             X

Presstek                        COM        741113104          1438572    119881                       X     1, 2, 3             X

Presstek                        COM        741113104           552480     46040                       X     1, 2, 3, 4          X

Presstek                        COM        741113104           427776     35648                       X     1, 2, 3             X

QRS                             COM        74726X105          7104468    427980                       X     1, 2, 3             X

QRS                             COM        74726X105           443220     26700                       X     1, 2, 3             X

Rational Software               COM        75409P202          3337950    119000                       X     1, 2, 3             X

Rational Software               COM        75409P202           420750     15000                       X     1, 2, 3, 4          X

Rational Software               COM        75409P202           412335     14700                       X     1, 2, 3             X

Synopsis                        COM        871607107       5712778.23    118057                       X     1, 2, 3             X

Synopsis                        COM        871607107           416154      8600                       X     1, 2, 3             X

Synopsis                        COM        871607107          1388793     28700                       X     1, 2, 3, 4          X

Thoratec                        COM        885175307       4049359.95    260409                       X     1, 2, 3             X

Thoratec                        COM        885175307           797715     51300                       X     1, 2, 3             X

Tripos                          COM        896928108          1139250     77500                       X     1, 2, 3             X

Tripos                          COM        896928108           288120     19600                       X     1, 2, 3             X

Verisign                        COM        92343E102       1075799.27     17927                       X     1, 2, 3             X

Verisign                        COM        92343E102           288048      4800                       X     1, 2, 3, 4          X

Vertex Pharmaceuticals          COM        92532F100           148500      3000                       X     1, 2, 3, 4          X

Vertex Pharmaceuticals          COM        92532F100           475200      9600                       X     1, 2, 3             X

Wind River Systems              COM        973149107       1157894.82     66317                       X     1, 2, 3             X

Wind River Systems              COM        973149107         670813.2     38420                       X     1, 2, 3, 4          X

Wind River Systems              COM        973149107           296820     17000                       X     1, 2, 3             X

Xilinx Inc.                     COM        983919101           466012     11300                       X     1, 2, 3, 4          X

TOTAL                                                    123565046.85